Accounting Pronouncements	9 Months Ended
Sep. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements	Accounting Pronouncements
In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes (or ASU 2019-12), as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences, among other changes. The Partnership adopted this update on January 1, 2021. The adoption did not have an impact on the Partnership's consolidated financial statements and related disclosures.
In March 2020, the FASB issued ASU 2020-04 - Reference Rate Reform (Topic 848) Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This ASU provides optional guidance for a limited period of time to ease potential accounting impacts associated with transitioning away from reference rates that are expected to be discontinued, such as the London Interbank Offered Rate (or LIBOR). This ASU applies only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued. This ASU is effective through December 31, 2022. The Partnership is currently evaluating the effect of adopting this new guidance.
In July 2021, the FASB issued ASU 2021-05 - Leases (Topic 842) Lessors — Certain Leases with Variable Lease Payments (or ASU 2021-05). Pursuant to ASU 2021-05, lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if, without reference to ASU 2012-05, the lease would have been classified as a sales-type lease or a direct financing lease and a day-one loss would have been recognized. The Partnership expects to adopt ASU 2021-05 on January 1, 2022, although earlier application is permitted. This ASU can be adopted either (1) retrospectively to leases that commenced or were modified on or after January 1, 2019 or (2) prospectively to leases that commence or are modified on or after the date that an entity first applies the amendments. The Partnership is currently evaluating the effect of adopting this new guidance.

New Accounting Pronouncements, Policy [Policy Text Block]	Accounting Pronouncements
In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes (or ASU 2019-12), as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences, among other changes. The Partnership adopted this update on January 1, 2021. The adoption did not have an impact on the Partnership's consolidated financial statements and related disclosures.
In March 2020, the FASB issued ASU 2020-04 - Reference Rate Reform (Topic 848) Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This ASU provides optional guidance for a limited period of time to ease potential accounting impacts associated with transitioning away from reference rates that are expected to be discontinued, such as the London Interbank Offered Rate (or LIBOR). This ASU applies only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued. This ASU is effective through December 31, 2022. The Partnership is currently evaluating the effect of adopting this new guidance.
In July 2021, the FASB issued ASU 2021-05 - Leases (Topic 842) Lessors — Certain Leases with Variable Lease Payments (or ASU 2021-05). Pursuant to ASU 2021-05, lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if, without reference to ASU 2012-05, the lease would have been classified as a sales-type lease or a direct financing lease and a day-one loss would have been recognized. The Partnership expects to adopt ASU 2021-05 on January 1, 2022, although earlier application is permitted. This ASU can be adopted either (1) retrospectively to leases that commenced or were modified on or after January 1, 2019 or (2) prospectively to leases that commence or are modified on or after the date that an entity first applies the amendments. The Partnership is currently evaluating the effect of adopting this new guidance.